Segment Information - Schedule of Chief Operating Decision-Maker for the Reportable Segments (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Security Convergence [Member]
Schedule of Chief Operating Decision-Maker for the Reportable Segments [Line Items]
Revenue from external customers		$ 71,895,619	$ 61,789,671	$ 12,710,421
Inter-segment revenue		29,807,085	11,697,729	149,771
Total segment revenue		101,702,704	73,487,400	12,860,192
Segment gain (loss) before tax		(291,133)	28,283,481	(2,848,847)
Depreciation		508,757	476,605	2,490,896
Amortization		141,937	102,736	967,557
Interest income		(1,247,990)	(309,605)	(9,861)
Interest expense		564,278	529,750	221,215
Tax expense		(715,170)	3,370,891	81,248
Segment assets		148,312,072	85,334,926	22,387,916
Segment liabilities		114,950,253	50,490,134	21,790,810
Video IoT [Member]
Schedule of Chief Operating Decision-Maker for the Reportable Segments [Line Items]
Revenue from external customers		2,778,411	2,905,320	9,698,387
Inter-segment revenue		1,926	39,339	826,548
Total segment revenue		2,780,337	2,944,659	10,524,935
Segment gain (loss) before tax		10,114,799	(3,547,581)	(6,750,899)
Depreciation		63,401	26,637	3,447,091
Amortization		5,883	4,633	720,061
Interest income		(15,578)	(16,394)	(36,235)
Interest expense		52,688	34,553	336,045
Tax expense		(613,612)	142,928	346,946
Segment assets		106,857,376	9,137,251	30,228,118
Segment liabilities		106,566,450	16,486,654	26,070,168
Other segment [Member]
Schedule of Chief Operating Decision-Maker for the Reportable Segments [Line Items]
Revenue from external customers	[1]
Inter-segment revenue	[1]
Total segment revenue	[1]
Segment gain (loss) before tax	[1]	(51,015,192)	(7,948,575)	(77,507,110)
Depreciation	[1]	537	19,721	180
Amortization	[1]	672,827	618,662
Interest income	[1]	(304,155)	(444,411)	(189,816)
Interest expense	[1]	113,549	253,762	278,013
Tax expense	[1]	800	2,171	2,174
Segment assets	[1]	96,733,693	113,310,681	45,236,856
Segment liabilities	[1]	30,753,177	83,970,880	19,088,347
Adjustment and write-off [Member]
Schedule of Chief Operating Decision-Maker for the Reportable Segments [Line Items]
Revenue from external customers	[2]
Inter-segment revenue	[2]	(29,809,011)	(11,737,068)	(976,319)
Total segment revenue	[2]	(29,809,011)	(11,737,068)	(976,319)
Segment gain (loss) before tax	[2]	(24,913,904)	224,279
Depreciation	[2]	1,426
Amortization	[2]	554
Interest income	[2]	(1,530)
Interest expense	[2]	1,993
Tax expense	[2]	17,168
Segment assets	[2]	(198,107,159)	(92,349,110)	(32,592,012)
Segment liabilities	[2]	(171,577,751)	(89,661,653)	(30,231,630)
Consolidation [Member]
Schedule of Chief Operating Decision-Maker for the Reportable Segments [Line Items]
Revenue from external customers		74,674,030	64,694,991	22,408,808
Inter-segment revenue
Total segment revenue		74,674,030	64,694,991	22,408,808
Segment gain (loss) before tax		(66,105,430)	17,011,604	(87,106,856)
Depreciation		574,121	522,963	5,938,167
Amortization		821,201	726,031	1,687,618
Interest income		(1,569,253)	(770,410)	(235,912)
Interest expense		732,508	818,065	835,273
Tax expense		(1,310,814)	3,515,990	430,368
Segment assets		153,795,982	115,437,748	65,260,878
Segment liabilities		$ 80,692,129	$ 61,336,015	$ 36,717,695

[1]	Other segment is composed of holding companies and overseas subsidiaries which are excluded from reportable segments of Security Convergence or Video IoT.
[2]	Adjustment and write-off represents elimination for intercompany transactions for consolidation purpose.